STOCK TRANSACTIONS	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
STOCK TRANSACTIONS

NOTE 8 – STOCK TRANSACTIONS

On June 15, 2013, the Company entered into an employee agreement with Eric Clemons. The agreement calls for an issuance of options to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.50, subject to a vesting schedule. Fair Market Value of these options was approximately $821,675. As of June 30, 2013, 200,000 options to purchase the Company’s common stock have vested. The company recognized an expense of $164,335.

On June 15, 2013, the Company entered into an employee agreement with Wesley Tate. The agreement calls for an issuance of options to purchase up to 500,000 shares of the Company’s common stock at an exercise price of $0.50, subject to a vesting schedule. Fair Market Value of these options was approximately $410,825. As of June 30, 2013, 100,000 options to purchase the Company’s common stock have vested. The company recognized an expense of $82,165.

In 2013 the Company issued 25,000 shares of common stock to an individual as payment for consulting services per contract dated March 2013. The shares were valued at $0.50 per share. The company recognized an expense of $10,000 as the fair market value of the shares was $0.40. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

In 2013 the Company issued 100,000 shares of common stock to an individual as payment for consulting services per contract dated June 2013. The shares were valued at $0.50 per share. The company recognized an expense of $100,000 as the fair market value of the shares was $1.00. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

In 2013 the Company issued 250,000 shares of common stock to an individual as payment for consulting services per contract dated April 2013. The shares were valued at $0.50 per share. The company recognized an expense of $182,500 as the fair market value of the shares was $0.73. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

In 2013 the Company issued 25,000 shares of common stock to an individual as payment for consulting services per contract dated March 2013. The shares were valued at $0.50 per share.  The company recognized an expense of $19,500 as the fair market value of the shares was $0.78. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

On May 10, 2012, we entered into a stock purchase agreement with a third party, under which we issued him 200,000 shares of our common stock, restricted in accordance with Rule 144, in exchange for $88,000, net of offering costs of $12,000.  The stock purchase agreement includes piggyback registration rights.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On February 28, 2012, the Board of Directors approved an increase in the authorized common stock of the Company from 74,000,000 shares, par value $0.001, to 249,000,000 shares, par value $0.001, and a 6.25-to-1 forward stock split of the issued and outstanding shares of common stock of the Company.  The record date of the forward split was March 21, 2012 for shareholders of record to receive the forward split shares.

On January 17, 2012, the holders of a majority of the Company’s common stock entered into a Stock Purchase Agreement with Cerebain Biotech Corp., a Nevada corporation, under which Cerebain agreed to purchase an aggregate of 3,800,000 shares of the Company’s common stock from those shareholders in exchange for $296,000.  These shares represent approximately 90% of the Company’s outstanding common stock (after taking into account the cancellation of 6,000,000 shares of its common stock by R. Douglas Barton under the Spinoff Agreement as discussed herein).  The transaction closed February 9, 2012.  Concurrently with the close of the transaction, the Company closed a transaction with the shareholders of Cerebain whereby it issued 4,556,800 shares of its common stock in exchange for 22,784,000 shares of Cerebain’s common stock, which represented 100% of Cerebain’s outstanding common stock.  In addition, concurrent with these two transactions, the Company closed a transaction with its primary shareholder, Mr. R. Douglas Barton, whereby it sold all of its then-existingassets in exchange for Mr. Barton assuming all of the Company’s then-existing liabilities, as well as the return of 6,000,000 shares of the Company’s common stock.

As a result of these events, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock swap from the merger and the forward stock split.  Stockholders’ deficit has been retroactively adjusted to give effect to the stock swap and the forward stock splitfor all periods presented by reclassifying the par value of the reduction of shares in connection with the stock swapand the forward stock split to additional paid in capital.

As a result of these transactions: (i) Cerebain became the Company’s wholly-owned subsidiary, (ii) all of the Company’s officers and one of our directors resigned immediately, and it appointed one new director and retained new executive officers; and (iii) the Company changed its business focus from one selling disposable dental supply products at discount prices over the Internet to one focusing on researching, developing, and testing medicinal treatments utilizing omentum under a patent Cerebain, the Company’s now wholly-owned subsidiary, licenses from Dr. Surinder Singh Saini, MD.

The Company’s only operations are conducted through its wholly-owned subsidiary, Cerebain.  In accordance with financial reporting for reverse merger transactions the financial reporting contained herein is only that of Cerebain and does not include Discount Dental’s financial results.

On January 3, 2012, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 25,000 shares of our common stock, restricted in accordance with Rule 144, in exchange for $9,000, net of offering costs of $1,000.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On December 8, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 105,000 shares of our common stock, restricted in accordance with Rule 144, in exchange for $36,960, net of offering costs of $5,040.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On December 1, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 337,500 shares of our common stock, restricted in accordance with Rule 144, in exchange for $118,800, net of offering costs of $16,200.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On November 21, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 312,500 shares of our common stock, restricted in accordance with Rule 144, in exchange for $110,000, net of offering costs of $15,000.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On November 18, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued them 187,500 shares of our common stock, restricted in accordance with Rule 144, in exchange for approximately $63,324, net of offering costs of approximately $11,676.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On October 28, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 562,500 shares of our common stock, restricted in accordance with Rule 144, in exchange for $198,000, net of offering costs of $27,000.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On July 1, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 12,500 Units (each a “Unit” and collectively the “Units”), with each Unit consisting of Two (2) shares of common stock and One (1) warrant to purchase One (1) share of common stock (each a “Warrant” and collectively the “Warrants”) at a price per Unit of $0.80 for a total of $8,800, net of offering costs of $1,200. The common stock is restricted in accordance with Rule 144.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On May 17, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 25,000 Units (each a “Unit” and collectively the “Units”), with each Unit consisting of Two (2) shares of common stock and One (1) warrant to purchase One (1) share of common stock (each a “Warrant” and collectively the “Warrants”) at a price per Unit of $0.80 for a total of $18,000, net of offering costs of $2,000. The common stock is restricted in accordance with Rule 144.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

The warrants are exercisable for a term of two years at an exercise price of $0.80 per share.  The warrants also contain standard anti-dilution provisions, including but not limited to, if the Company has a stock split, stock dividend, spin-off, reclassification, combination of shares or similar corporate rearrangement, the conversion price of the warrants will proportionately be adjusted.

On November 12, 2010, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 1,250,000 shares of our common stock, restricted in accordance with Rule 144, in exchange for $160,000, net of offering costs of $40,000.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

In connection with the stock issuances, the Company incurred additional costs of $19,000, primarily for legal costs.  These costs were recorded in stockholder’ deficit as additional paid in capital.

On June 10, 2010, the Company entered into a Patent License Agreement under which the Company acquired the exclusive rights to certain intellectual property related to using omentum for treating dementia conditions.  Under the agreement the Company issued Dr. Saini 8,250,000 shares of our common stock, valued at $6,600 (based on the fair market value on the date of grant) restricted in accordance with Rule 144.  As a result Dr. Saini became our largest shareholder. The issuance was an isolated transaction not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933.In addition, Dr. Saini will have the option to participate in the sale of equity by the Company in the future, up to ten percent (10%) of the money raised, in exchange for the applicable number of his shares.

During the period from February 22, 2010 (date of inception) through June 30, 2011, the Company issued 17,375,000 restricted common shares for founder’s capital contribution, valued at $13,900 (based on the fair market value on the date of grant).  The issuance was an isolated transaction not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933.